Summary of Significant Accounting Policies - Deferred Offering Costs (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Financing Costs
Deferred Offering Costs	$ 65,078	$ 72,710	$ 143,231
IPO
Deferred Financing Costs
Deferred Offering Costs	$ 65,078	$ 72,710